FAIR VALUE MEASURMENTS	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
NOTE 10:-	FAIR VALUE MEASURMENTS

a.
On March 30, 2012, the Company consummated the final closing of the 2011-2012 Private Placement pursuant to which certain accredited investors purchased an aggregate of 492,200 shares of Common Stock and warrants to purchase 492,200 shares of Common Stock at an exercise price of $7.50 per share for total consideration of $2,461.

The placement agent for the 2011-2012 Private Placement and its permitted designees were granted warrants to purchase an aggregate of (i) 96,440 shares of Common Stock at the exercise price of $5.00 per share and (ii) 96,440 shares of Common Stock at the exercise price of $7.50 per share.

Subsequent to the issuance of the 2011-2012 Private Placement warrants the original exercise price of the warrants for the investors and placement agent was adjusted from $7.50 per share to $0.35 per share and an additional 9,626,982 and 1,833,624 warrants were issued, respectively. In addition, the exercise price for the placement agent warrants of the 2011-2012 Private Placement, with an original exercise price of $5.00 per share was adjusted to $0.30 per share and an additional 1,289,376 warrants were issued.

b.	On September 23, 2014, the Company consummated the September 2014 Private Placement (see also Notes 9b and 9j).

The warrants of the 2011-2012 Private Placement and the warrants of the September 2014 Private Placement contain certain net settlement cash features and liquidated damages penalties and therefore the Company accounts for such warrants as a liability according to the provisions of ASC 815-40 and re-measured using the Binomial option-pricing model as described below.

In estimating the warrants' fair value, the Company used the following assumptions:

Investors' warrants in 2011-2012 Private Placement:

	December 31,	December 31,
	2015	2014

Risk-free interest rate (1)	0.60%	0.59%
Expected volatility (2)	74.64%	47.72%
Expected life (in years) (3)	0.82	1.82
Expected dividend yield (4)	0%	0%

Fair value per warrant	$0.17	$1.05

Placement agent's warrants 2011-2012 Private Placement:

	December 31,	December 31,
	2015	2014

Risk-free interest rate (1)	0.19%	0.36%
Expected volatility (2)	86.65%	46.46%
Expected life (in years) (3)	0.27	1.27
Expected dividend yield (4)	0%	0%

Fair value per warrant	$0.14-0.18	$0.83-1.06

Investors' warrants in September 2014 Private Placement:

	December 31,	Issuance
	2015	date

Risk-free interest rate (1)	1.24%	1.42%
Expected volatility (2)	158.68%	48.75%
Expected life (in years) (3)	2.73	4.00
Expected dividend yield (4)	0%	0%

Fair value per warrant	$0.37	$0.25

(1)	Risk-free interest rate - based on yield rates of non-index linked U.S. Federal Reserve treasury bonds.

(2)
Expected volatility - was calculated based on actual historical stock price movements of the Company and other companies in the same industry over a term that is equivalent to the expected term of the option.

(3)	Expected life - the expected life was based on the expiration date of the warrants.

(4)	Expected dividend yield - was based on the fact that the Company has not paid dividends to its shareholders in the past and does not expect to pay dividends to its shareholders in the future.

The changes in Level 3 liabilities associated with the 2011-2012 Private Placement and the September 2014 Private Placement warrants are measured at fair value on a recurring basis. The following tabular presentation reflects the components of the liability associated with such warrants as of December 31, 2015:

Fair value
of liability
related to
warrants

Balance at December 31, 2014	$4,003
Exchange of warrants in November-December 2015 (see also Note 9j)	(822)
Change in fair value of warrants during the period	(571)

Balance at December 31, 2015	$2,610

As of December 31, 2015, there were outstanding warrants to purchase 14,409,055 shares of Common Stock from the above issuances which were recorded as a liability.